FAIR VALUE MEASUREMENTS - Level 3 fair value measurements for the embedded derivatives (Details) - Level 3	Mar. 31, 2025	Jan. 15, 2025	Dec. 06, 2024
Conversion price
FAIR VALUE MEASUREMENTS
Embedded Derivative Liability, Measurement Input	10	10	10
Share price
FAIR VALUE MEASUREMENTS
Equity Facility Derivative Asset, Measurement Input	1.14		9.88
Embedded Derivative Liability, Measurement Input	1.14	3	9.88
Volatility
FAIR VALUE MEASUREMENTS
Equity Facility Derivative Asset, Measurement Input	0.36		0.29
Embedded Derivative Liability, Measurement Input	0.32	0.32	0.28
Probability of default
FAIR VALUE MEASUREMENTS
Embedded Derivative Liability, Measurement Input	0.3872	0.41	0.41
Risk-free rate
FAIR VALUE MEASUREMENTS
Equity Facility Derivative Asset, Measurement Input	0.0423		0.0423
Embedded Derivative Liability, Measurement Input	0.0395	0.0412	0.0408